FAIR-VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
FAIR-VALUE MEASUREMENT
Short-term investments		$ 997
Long-term investments	$ 220,047	225,910
Recurring Basis
FAIR-VALUE MEASUREMENT
Available-for-sale investments	18,128	28,333
Recurring Basis | Redeemable preferred shares
FAIR-VALUE MEASUREMENT
Long-term investments	14,766	15,683
Recurring Basis | Quoted Prices in Active Market for Identical Assets Level 1
FAIR-VALUE MEASUREMENT
Available-for-sale investments	746	670
Recurring Basis | Significant Unobservable Inputs Level 3
FAIR-VALUE MEASUREMENT
Available-for-sale investments	17,382	27,663
Recurring Basis | Significant Unobservable Inputs Level 3 | Redeemable preferred shares
FAIR-VALUE MEASUREMENT
Long-term investments	14,766	15,683
Recurring Basis | Convertible bonds
FAIR-VALUE MEASUREMENT
Short-term investments		997
Long-term investments	2,616	10,983
Recurring Basis | Convertible bonds | Significant Unobservable Inputs Level 3
FAIR-VALUE MEASUREMENT
Short-term investments		997
Long-term investments	2,616	10,983
Recurring Basis | Equity securities with readily determinable fair value
FAIR-VALUE MEASUREMENT
Long-term investments	746	670
Recurring Basis | Equity securities with readily determinable fair value | Quoted Prices in Active Market for Identical Assets Level 1
FAIR-VALUE MEASUREMENT
Long-term investments	$ 746	$ 670